Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Employee Benefits Tables Explanatory
For the quarter

ended
Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Salaries and variable compensation 2,664 2,948 2,945 5,612 5,816
Financial advisor compensation
1
1,122 1,220 1,183 2,342 2,353
Contractors 80 83 98 163 196
Social security 218 285 241 503 508
Post-employment benefit plans 199 249 173 448 439
Other personnel expenses 139 135 132 274 260
Total personnel expenses 4,422 4,920 4,772 9,343 9,573
1 Financial

advisor compensation

consists of

formulaic

compensation

based directly

on compensable

revenues generated

by financial

advisors and

supplemental compensation

calculated on

the basis

of financial
advisor productivity,

firm tenure,

new assets

and other

variables. It

also includes

expenses related

to compensation

commitments

with financial

advisors entered

into at

the time

of recruitment that

are subject to
vesting requirements.